10. Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of changes in fair value
Derivative Liability, December 31,2018	$1,870,625
Day 1 Loss	25,245,171
Derivatives Issued	1,566,616
Derivatives Settled	(2,721,605)
Mark to market adjustments	(18,609,622)
Derivative Liability, September 30, 2019	$7,351,185

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities for the year ended December 31, 2017:

Derivative Liability, December 31, 2016	–
Day 1 Loss	1,287,744
Discount from derivatives	535,878
Warrants reclassified to derivative liabilities	96,753
Tainting of Convertible notes	1,972,999
Resolution of derivative liability upon conversion	(405,443)
(Gain) on Change in Fair Value	(1,251,275)

Derivative Liability, December 31, 2017	2,236,656

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities for the year ended December 31, 2018:

Derivative Liability, December 31,2017	2,236,656
Day 1 Loss	987,021
Discount from derivatives	775,790
Resolution of derivative liability upon conversion	(1,770,997)
Mark to market adjustment	(357,845)
Derivative Liability, December 31, 2018	1,870,625

Assumptions for fair value of derivative liabilities
Nine Months Ended September 30, 2019
Volatility	213% - 13.26%
Risk-free interest rate	0.162 - 0.269
Expected term	0.36-6.78

The valuation of the derivative liabilities attached to the convertible debt was arrived at through the use of the Lattice Bi-nominal Option Pricing Model and the following assumptions:

For the period ended
	December 31, 2018	December 31, 2017
Volatility	182.91%-636.13%	111.09% - 220.65%
Risk-free interest rate	2.13% -2.72%	0.51% - 1.76%
Expected term	.04 - 5.14	.02-1.00